Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.700% Debentures due 2055
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 298,881,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,275.47
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act.